Schedule of common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares outstanding	176,947,216	155,925,779
Number of shares outstanding value	$ 146,516	$ 127,359
Number of shares issued for cash		12,259,413
Number of shares issued for cash value		$ 8,320
Number of shares issued for settlement of debt	66,667	1,875,857
Number of shares issued for settlement of debt value	$ 90	$ 1,572
Number of shares issued for conversion of debt	5,714,120	6,886,167
Number of shares issued for conversion of debt value	$ 49,749	$ 9,265
Number of shares issued for cash	49,606,881
Number of shares issued for cash value	$ 285,426
Number of shares exercise of shares	8,054,911
Number of shares exercise of shares value	$ 6,599
Number of shares exercise of CDI options	13,931,501
Number of shares exercise of CDI options value	$ 54,325
Number of shares exercise of warrants	6,321,538
Number of shares exercise of warrants value	$ 10,037
Number of shares settlement of RSU	786,089
Number of shares settlement of RSU value	$ 2,837
Number of shares issued for acquistion	1,347,305
Number of shares issued for acquistion	$ 12,463
Number of shares outstanding	262,776,228	176,947,216
Number of shares outstanding value	$ 568,042	$ 146,516